SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

In January and April 2023, the Group granted a total of approximately 46,806,000 share awards in two batches to the designated recipients under the 2021 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at an exercise price of $0.03  per share. The share awards vest in five years, and the recipient shall continue to provide services to the Group by each vesting date.

In April 2023, the Group completed the business combination with BSGA and Bitdeer Technologies Group (“BTG”) via a multiple-merger structure (the “Business Combination”). Upon completion of the Business Combination, both the Group and BSGA became a wholly-owned subsidiary of Bitdeer Technologies Group (“BTG”), the ultimate holding company, and the then issued and outstanding shares of the Group were cancelled in exchange for newly issued shares of BTG at an exchange ratio of approximately 0.00858. The Business Combination is accounted for as a “reverse recapitalization” in accordance with IFRS. Under this method of accounting, the Group will be treated as the accounting acquirer for financial reporting purposes.

There were no other material subsequent events during the period from December 31, 2022 to the approval date of this consolidated financial statements on April 19, 2023.